PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES - Movement (Details) - Nonrelated Party $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Provisions	$ 4
Foreign currency translation adjustment	1
Balance at the end	7
Cumulative effect of adoption of new accounting standard | ASC 326
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning	2
Adjusted balance
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at the beginning	$ 2